Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of deferred income tax assets and liabilities

The tax effect of temporary differences and net operating losses that give rise to components of deferred income tax assets and liabilities consist of the following:

	As of December 31,
	2015	2014
Deferred income tax assets (liabilities):
Property and equipment	$(35,232)	$(79,190)
Deferred revenue	46,211	38,989
Accrued expenses	53,112	50,613
Shared based compensation related	2,110,364	1,738,280
Other	216,544	334,217
Net operating loss carryforwards	28,798,998	24,125,719
	31,189,997	26,208,628
Less valuation allowance	(31,189,997)	(26,208,628)
	$–	$–